Benefit Plans - Summary of Significant Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.39%	5.37%
Rate of compensation increase	3.50%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	4.39%	5.37%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%